Offerings - Offering: 1	Feb. 28, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	27,339,735
Proposed Maximum Offering Price per Unit | shares	129.43
Maximum Aggregate Offering Price | $	$ 3,538,581,901.05
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 541,756.89
Offering Note
(1)
Covers shares of common stock, par value $0.01 (“Common Stock”) of KKR & Co. Inc., (the “Company”) approved for issuance under the Amended and Restated KKR & Co. Inc. 2019 Equity Incentive Plan and, pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of additional shares Common Stock of the Company as may be issued with respect to such shares by way of a stock dividend, stock split or similar transaction.

(2)
Represents the proposed maximum aggregate offering price, estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) under the Securities Act, and based on the market value of the Common Stock of the Company. The proposed maximum aggregate offering price is the product of (i) $129.43, the average of the high and low prices for shares of Common Stock reported on the New York Stock Exchange on February 25, 2025 and (ii) the number of shares of Common Stock being registered pursuant to this registration statement.